Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

T-Mobile USA, Inc. (the “Company”)

Barclays Capital Inc.

(together, the “Specified Parties”)

Re: T-Mobile US Trust 2025-2 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “ABSS_STAT_Data_20250706.txt” (the “Data File”) provided by the Company on July 9, 2025, containing information on 1,795,308 equipment installment plan sales contracts (the “Receivables”) as of July 6, 2025 (the “Cutoff Date”), which we were informed are representative of the Receivables intended to be included as collateral in the offering by T-Mobile US Trust 2025-2. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and number of Original Tenure months were within $1.00, 0.1%, and 2 months, respectively.

•

The term “EIP Contract” means the equipment installment plan (“EIP”) sales contract provided by the Company for each Selected Receivable (defined below). The EIP Contract was represented by the Company to be a copy of the original EIP Contract and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of the EIP Contract, the execution of the EIP Contract by the signor, or the electronic records contained within the Company’s servicing system.

•

The term “ Sample Selection File” means an electronic data file entitled “ABSS_STAT_DATA_20250706.txt” provided by the Company on July 7, 2025, containing information on equipment identifier and account receivable for 1,795,308 Receivables as of July 6, 2025.

•

The term “FICO Schedule” means an electronic data file entitled “STATPOOL_Samples_FICO_ 20250706.xlsx” provided by the Company on July 8, 2025, containing credit report scores for each Selected Receivable.

•

The term “Account Information Schedule” means an electronic data file entitled “STATPOOL_Samples_ CHANNEL_INSURANCE_LAST_PAYMENT_METHOD_20250706_updated.xlsx” provided by the Company on July 10, 2025, containing information on account type, account start date, state, account receivable, sales channel, last payment method, insurance indicator, first payment, equipment identifier, and EIP start date for each Selected Receivable.

•

The term “Multi-Equipment Schedule” means an electronic data file entitled “STATPOOL_Samples_ Multiple_Device_Tracing_DownPayment_20250706.xlsx” provided by the Company on July 11, 2025, containing information on total financed amount, down payment and monthly payment amounts for Selected Receivables related to multiple equipment.

•

The term “Promotions Schedule” means an electronic data file entitled “STATPOOL_Samples_Supporting_ File_with_validation_20250706_updated.xlsx” provided by the Company on July 10, 2025, containing information on promotions applicable to each Selected Receivable.

•	The term “Additional TFA Support” means electronic mail correspondence provided by the Company on July 11, 2025, containing information on total financed amount for Selected Receivable #137.

•	The term “Source Documents” means the EIP Contract, FICO Schedule, Account Information Schedule, Multi-Equipment Schedule, Promotions Schedule and Additional TFA Support.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Sample Selection File, Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 250 Receivables from the Sample Selection File (the “Selected Receivables”). A listing of the Selected Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from Sample Selection File.

B.

For each Selected Receivable, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents listed below in the Provided Information column, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents, utilizing the Instructions as applicable, constituted an exception. The Source Documents and Instructions are listed in the order of priority.

Attribute	Provided Information

Equipment Identifier (EIP_EQUIP_ID)	Account Information Schedule

Account Type (ACCT_TYP_CD)	Account Information Schedule

Account Start Date (STRT_SRVC_DT)	Account Information Schedule

State (STATE_CD)	Account Information Schedule

Attribute	Provided Information
Account Receivable (AR_BALANCE)	Account Information Schedule, Promotions Schedule, Instructions

Sales Channel (CHANNEL)	Account Information Schedule

Last Payment Method (LATEST_PYMT_MTHD)	Account Information Schedule

Insurance Indicator (INSURANCE_SOC)	Account Information Schedule

First Payment Made (FIRST_PYMT_MADE)	Account Information Schedule, Instructions

FICO Score (FICO_SCORE)	FICO Schedule

EIP Start Date (PLAN_STRT_DT)	EIP Contract, Account Information Schedule, Instructions

Financed Amount (FA)	EIP Contract, Promotions Schedule, Instructions

Total Financed Amount (TFA)	EIP Contract, Multi-Equipment Schedule, Additional TFA Support, Instructions

Monthly Payment (MNTHLY_PYMT)	EIP Contract, Promotions Schedule, Multi-Equipment Schedule, Instructions

Down Payment (DPYMT)	EIP Contract, Multi-Equipment Schedule, Instructions

Original Tenure (CAL_MTH_TENURE)	Instructions

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

July 21, 2025

Exhibit A

Instructions

Number	Attribute(s)	Instructions
1.	First Payment Made (FIRST_PYMT_MADE)	For Selected Receivables for which First Payment Made is not included in the Account Information Schedule, consider the attribute to be in agreement if Data File value is 0.

2.	EIP Start Date (PLAN_STRT_DT)	For Selected Receivables for which the Data File value does not agree with the EIP Contract, use Account Information Schedule as Provided Information.

3.	Financed Amount (FA)

For Selected Receivables related to single equipment, consider EIP Contract as Provided Information.

For Selected Receivables related to multiple equipment, recompute as the difference between Total Financed Amount and Down Payment.

4.	Total Financed Amount (TFA), Monthly Payment (MNTHLY_PYMT), Down Payment (DPYMT)

For Selected Receivables related to single equipment, consider EIP Contract as Provided Information.

For Selected Receivables related to multiple equipment, consider Multi-Equipment Schedule as Provided Information.

For Selected Receivable #137, use Additional TFA Support as Provided Information for Total Financed Amount (TFA).

5.	Original Tenure (CAL_MTH_TENURE)	Recompute as the difference (in months) between Account Start Date and EIP Start Date.

A-1

Exhibit B

The Selected Receivables

Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier
1	107306***	43	112236***	85	113210***
2	109968***	44	112273***	86	113214***
3	109980***	45	112287***	87	113238***
4	110090***	46	112312***	88	113238***
5	110108***	47	112445***	89	113292***
6	110160***	48	112450***	90	113309***
7	110239***	49	112463***	91	113326***
8	110313***	50	112497***	92	113352***
9	110420***	51	112502***	93	113377***
10	110498***	52	112518***	94	113437***
11	110504***	53	112531***	95	113451***
12	110545***	54	112540***	96	113468***
13	110558***	55	112587***	97	113519***
14	110636***	56	112590***	98	113546***
15	110642***	57	112628***	99	113547***
16	110666***	58	112642***	100	113554***
17	110703***	59	112715***	101	113558***
18	110705***	60	112717***	102	113578***
19	110743***	61	112740***	103	113587***
20	110850***	62	112772***	104	113588***
21	110882***	63	112776***	105	113611***
22	110902***	64	112779***	106	113615***
23	111036***	65	112811***	107	113646***
24	111245***	66	112836***	108	113672***
25	111262***	67	112837***	109	113680***
26	111350***	68	112841***	110	113684***
27	111411***	69	112868***	111	113695***
28	111509***	70	112878***	112	113729***
29	111539***	71	112900***	113	113743***
30	111596***	72	112924***	114	113801***
31	111626***	73	112934***	115	113845***
32	111662***	74	112958***	116	113859***
33	111776***	75	112960***	117	113885***
34	111831***	76	112991***	118	113887***
35	111854***	77	113065***	119	113909***
36	111870***	78	113070***	120	113912***
37	111977***	79	113139***	121	113919***
38	112046***	80	113150***	122	113935***
39	112131***	81	113175***	123	113939***
40	112144***	82	113184***	124	113950***
41	112166***	83	113187***	125	113955***
42	112231***	84	113194***	126	113958***

B-1

Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier
127	113959***	169	114209***	211	114584***
128	113961***	170	114214***	212	114604***
129	113981***	171	114243***	213	114605***
130	113996***	172	114252***	214	114608***
131	114004***	173	114261***	215	114621***
132	114004***	174	114292***	216	114629***
133	114005***	175	114295***	217	114650***
134	114014***	176	114303***	218	114655***
135	114019***	177	114309***	219	114663***
136	114020***	178	114337***	220	114664***
137	114022***	179	114343***	221	114666***
138	114037***	180	114357***	222	114681***
139	114040***	181	114365***	223	114684***
140	114042***	182	114366***	224	114689***
141	114049***	183	114368***	225	114694***
142	114052***	184	114375***	226	114700***
143	114058***	185	114379***	227	114701***
144	114062***	186	114380***	228	114703***
145	114070***	187	114391***	229	114711***
146	114073***	188	114397***	230	114712***
147	114079***	189	114406***	231	114713***
148	114082***	190	114409***	232	114717***
149	114092***	191	114418***	233	114720***
150	114098***	192	114423***	234	114725***
151	114101***	193	114433***	235	114734***
152	114113***	194	114434***	236	114737***
153	114129***	195	114437***	237	114742***
154	114131***	196	114458***	238	114744***
155	114132***	197	114467***	239	114747***
156	114143***	198	114467***	240	114756***
157	114151***	199	114469***	241	114758***
158	114171***	200	114471***	242	114768***
159	114173***	201	114489***	243	114780***
160	114174***	202	114531***	244	114784***
161	114174***	203	114531***	245	114788***
162	114191***	204	114547***	246	114796***
163	114194***	205	114552***	247	114798***
164	114198***	206	114558***	248	114799***
165	114201***	207	114561***	249	114800***
166	114203***	208	114568***	250	114801***
167	114207***	209	114573***
168	114208***	210	114583***

B-2